UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23585

VELA FUNDS

(Exact name of registrant as specified in charter)

220 Market Street, Suite 208

New Albany, OH 43054

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

With copy to: Kevin Teng, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

and

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Registrant’s telephone number, including area code: 614-653-8352

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth

Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
March 31, 2022

VELA Small Cap Fund
Class A (VESAX)
Class I (VESMX)

VELA Large Cap Plus Fund
(formerly known as the VELA Large Cap 130/30 Fund)
Class A (VELAX)
Class I (VELIX)

VELA International Fund
Class A (VEILX)
Class I (VEITX)

Management’s Discussion of Fund Performance (Unaudited)

Market Commentary

For the six months ended March 31, 2022, financial markets have been mixed, both in the US and overseas. In the US, the S&P 500 Index had a total return of 5.92%, while the Russell 2000 Small Cap Index provided a -5.55% total return. The MSCI World ex USA Index was -1.82%.

The war in Ukraine remains a concern on both humanitarian and geopolitical grounds. Global economic recovery from the pandemic-induced shutdowns has been accompanied by growing inflationary pressures, exacerbated by the war. Interest rates on government debt have increased considerably, with the US 10-year level nearing 3%, as the Federal Reserve and other central banks signal the need to fight inflation with tightening monetary policy. We believe the result will be a slowdown in economic growth while increasing the risk of recession next year.

Our investment approach centered on our considerable experience valuing businesses has provided us with returns competitive with the benchmarks. We expect this to be the case over the long term.

VELA Small Cap Fund

Returns Discussion

For the six months ended March 31, 2022, the VELA Small Cap Fund Class I Shares returned 8.02% compared to -5.55% for the Fund’s primary benchmark, the Russell 2000 Index, and -0.30% for the S&P SmallCap 600 Index. On an annualized basis, total returns since fund inception (September 30, 2020) were 41.29% vs. 24.87% for the Russell 2000 Index and 35.21% for the S&P SmallCap 600 Index.

For the six month period, we continued to see particularly favorable performance from energy and manufacturing industries, with top Fund contributors including PDC Energy, Inc. (PDCE), Civitas Resources, Inc. (CIVI), Devon Energy Corporation (DVN), and Greenbriar Companies, Inc. (GBX). Kirby Corporation (KEX), which we mentioned in the 2021 annual report, also continues to be a top contributor to Fund results, based on its dominant positioning within the inland barge industry and the progression of margins toward normalized levels. The largest detractor to returns for the period was financial services company Live Oak Bancshares (LOB), along with Scotts Miracle-Gro Company (SMG), Aurinia Pharmaceuticals Inc. (AUPH), and Hanesbrands, Inc. (HBI).

Portfolio Changes

We approached the period with a more cautious stance on general valuations as we saw indications of mounting inflation, geopolitical tension and the potential for more hawkish rhetoric and action from the Federal Reserve. We exited thirteen and added nine positions during the six month period. Turnover was higher than usual as we acted on broad-based price weakness, incrementally deploying new flows toward existing and some new positions and continued to assess our holdings considering the changing environment.

Management’s Discussion of Fund Performance (Unaudited) (continued)

Prior to March 31, 2022, the VELA Small Cap Fund compared its performance only against the S&P SmallCap 600 Index. VELA believes the Russell 2000 Index is a more appropriate and accurate index against which to compare the VELA Small Cap Fund’s investment strategy and, therefore, the Russell 2000 Index replaced the S&P SmallCap 600 Index as the VELA Small Cap Fund’s primary benchmark as of March 1, 2022.

VELA Large Cap Plus Fund

Returns Discussion

For the six months ended March 31, 2022, the VELA Large Cap Plus Fund Class I Shares returned 10.08% compared to 5.92% for the Fund’s primary benchmark, the S&P 500 Index. On an annualized basis, total returns since fund inception (September 30, 2020) were 31.84% vs. index returns of 23.80%.

Top contributors within the portfolio during the period included Baker Hughes Company (BKR), Berkshire Hathaway (BRK.B), AbbVie, Inc. (ABBV), Apple Inc. (AAPL), and Suncor Energy Inc. (SU). Bottom performers for the six month period included PayPal Holdings (PYPL) along with additional technology sector names Meta Platforms (FB), and Adobe Inc. (ADBE), and NVIDIA Corporation (NVDA).

VELA International Fund

Returns Discussion

For the six months ended March 31, 2022, the VELA International Fund Class I Shares returned -3.33% compared to -1.82% for the Fund’s primary benchmark, the MSCI World ex USA Index. On an annualized basis, total returns since Fund inception (September 30, 2020) were 12.61% vs. index returns of 15.56%.

The Materials sector was a significant detractor during the six month period. Top contributors within the Fund during the six months included Suncor Energy Inc. (SU), Australian based gold mining company OceanaGold Corporation (OCANF), Swiss luxury watch-maker Compagnie Financiere Richmont (BCRWZ1), Finning International Inc. (*FTT), and British American Tobacco (028758). The five largest detractors within the Fund were Johnson Electric Holdings Limited (BP4JH1), Japan-based packaging and materials manufacturer Fuji Seal International, Inc. (7864), medical equipment company Koninklijke Philips (598662), FLSmidth & Co. (526357), Dutch financial services company ING Groep NV (BZ5739), and Fresenius SE & Co. (435209).

Portfolio Changes

During the period, we added three positions to the Fund as we continued to identify new investment opportunities, including Japanese video-game manufacturer Nintendo (7974-JP), Covestro AG (1COV-DE), a German materials company, and Loomis AB (LOOMIS-SE), a Swedish based, global player in cash handling services. We exited our positions in Adecco Group (ADEN-CH), Barco NV (BAR-BE) and Industrivarden AB (INDU.A-SE) as we continue to evaluate our holdings in light of the changing investment landscape and remain disciplined in seeking the best investment ideas regardless of how it evolves.

Management’s Discussion of Fund Performance (Unaudited) (continued)

Important Information:

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Investors may obtain performance data current to the most recent month-end by calling 833-399-1001.

A complete list of portfolio holdings can be found at www.velafunds.com.

You cannot invest directly in an index.

The S&P SmallCap 600 Index is a stock market index established by Standard & Poor’s. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.

The S&P 500 Index is a composite of 500 of the largest companies in the United States. The S&P 500 Index is unmanaged and does not represent the performance of any particular investment.

The MSCI World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries excluding the United States.

The Russel 2000 Index is a small-cap stock market index of the smallest 2000 stocks in the Russell 3000 Index.

VELA Small Cap Fund
Investment Results (Unaudited)

Total Returns as of March 31, 2022(a)

			Since Inception
VELA Small Cap Fund	Six Months	One Year	(9/30/20)
Class A Shares
Without Load	7.97%	6.66%	40.97%
With Load	2.54%	1.30%	36.19%
Class I Shares	8.02%	6.92%	41.29%
Russell 2000 Index(b)	-5.55%	-5.79%	24.87%
S&P SmallCap 600 Index(c)	-0.30%	1.23%	35.21%

		Expense Ratios(d)
		Class A	Class I
		Shares	Shares
		1.47%	1.22%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Small Cap Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The Russell 2000 Index is an unmanaged market capitalization weighted index measuring performance of the smallest 2,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

(c)	The S&P SmallCap 600 Index is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalization. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios shown, which include acquired fund fees and other expenses of 0.02%, reflect information from the Fund’s prospectus dated January 12, 2022, as amended March 1, 2022. Additional information pertaining to the expense ratios as of March 31, 2022 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA Large Cap Plus Fund

Investment Results (Unaudited) (continued)

Total Returns as of March 31, 2022(a)

			Since Inception
VELA Large Cap Plus Fund	Six Months	One Year	(9/30/20)
Class A Shares
Without Load	9.96%	15.88%	31.53%
With Load	4.47%	10.12%	27.07%
Class I Shares	10.08%	16.17%	31.84%
Russell 1000 Index(b)	4.15%	13.27%	23.01%
S&P 500 Index(c)	5.92%	15.65%	23.80%

		Expense Ratios(d)
		Class A	Class I
		Shares	Shares
		2.12%	1.87%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Large Cap Plus Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	Effective on or about May 1, 2022 the Russell 1000 Index replaced the S&P 500 Index as the Fund’s primary benchmark. The Russell 1000 Index is an unmanaged market capitalization weighted index measuring the performance of the largest 1,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

(c)	The S&P 500 Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios shown, which include acquired fund fees and other expenses of 0.01%, reflect information from the Fund’s prospectus dated January 12, 2022, as amended March 1, 2022. Additional information pertaining to the expense ratios as of March 31, 2022 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA International Fund
Investment Results (Unaudited) (continued)

Total Returns as of March 31, 2022(a)

			Since Inception
VELA International Fund	Six Months	One Year	(9/30/20)
Class A Shares
Without Load	-3.41%	-3.57%	12.25%
With Load	-8.25%	-8.40%	8.44%
Class I Shares	-3.33%	-3.17%	12.61%
MSCI World ex USA Index(b)	-1.82%	3.04%	15.56%

		Expense Ratios(c)
		Class A	Class I
		Shares	Shares
		1.47%	1.22%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA International Fund’s (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The MSCI World ex USA Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios shown, which include acquired fund fees and other expenses of 0.02%,reflect information from the Fund’s prospectus dated January 12, 2022, as amended March 1, 2022. Additional information pertaining to the expense ratios as of March 31, 2022 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA Funds

Sector Holdings (Unaudited)

VELA Small Cap Fund

Sector Allocation(a)
Consumer Discretionary	17.69%
Consumer Staples	4.88%
Energy	11.03%
Financials	20.18%
Health Care	8.35%
Industrials	20.57%
Materials	4.01%
Technology	1.95%
Utilities	2.70%
Put Options	0.03%
Money Market Funds	7.99%
Written Options	-0.71%
Liabilities in Excess of Other Assets	1.33%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Small Cap Fund is to provide long-term capital appreciation.

VELA Large Cap Plus Fund

Sector Allocation(a)	Long	Short	Gross	Net
Communications	9.29%	-0.47%	9.76%	8.82%
Consumer Discretionary	10.10%	-1.35%	11.45%	8.75%
Consumer Staples	6.19%	-0.61%	6.80%	5.58%
Energy	9.08%	-0.37%	9.45%	8.71%
Financials	18.02%	-2.54%	20.56%	15.48%
Health Care	18.93%	-1.47%	20.40%	17.46%
Industrials	6.97%	-1.50%	8.47%	5.47%
Materials	3.11%	-0.80%	3.91%	2.31%
Technology	20.59%	-0.41%	21.00%	20.18%
Utilities	3.61%	0.00%	3.61%	3.61%
Exchange Traded Funds Other	0.00%	-6.77%	6.77%	-6.77%
Put Options	0.75%	0.00%	0.75%	0.75%
Money Market Funds	5.09%	0.00%	5.09%	5.09%
Written Options	0.00%	-0.67%	0.67%	-0.67%
Other Assets in Excess of Other Liabilities	5.23%	0.00%	5.23%	5.23%
	116.96%	-16.96%	133.92%	100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Large Cap Plus Fund is to provide long-term capital appreciation.

VELA Funds

Sector Holdings (Unaudited) (continued)

VELA International Fund

Sector Allocation(a)
Communications	8.08%
Consumer Discretionary	7.18%
Consumer Staples	16.87%
Energy	5.67%
Financials	7.16%
Health Care	8.32%
Industrials	16.69%
Materials	15.26%
Technology	6.20%
Money Market Funds	8.41%
Other Assets in Excess of Liabilities	0.16%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA International Fund is to provide long-term capital appreciation.

Availability of Portfolio Schedule (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov or on the Funds’ website at www.velafunds.com.

VELA SMALL CAP FUND
Schedule of Investments
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 91.36%
Consumer Discretionary — 17.69%
Brinker International, Inc.(a)	25,888	$987,886
Graham Holdings Co., Class B	2,026	1,238,838
Green Brick Partners, Inc.(a)(b)	27,143	536,346
Hanesbrands, Inc.	117,877	1,755,189
Liberty Media Corp. - Liberty Braves - Series C(a)	41,892	1,169,206
Malibu Boats, Inc., Class A(a)	21,089	1,223,373
Nordstrom, Inc.(b)	14,531	393,935
Polaris Industries, Inc.	6,522	686,897
Scotts Miracle-Gro Co. (The)	15,618	1,920,389
Wendy’s Co. (The)	60,406	1,327,120
		11,239,179
Consumer Staples — 4.88%
Flowers Foods, Inc.	27,204	699,415
MGP Ingredients, Inc.	12,469	1,067,222
Ollie’s Bargain Outlet Holdings, Inc.(a)	11,901	511,267
Performance Food Group Co.(a)(b)	16,198	824,640
		3,102,544
Energy — 11.03%
Civitas Resources, Inc.(b)	25,268	1,508,752
Coterra Energy, Inc.(b)	21,875	589,969
Devon Energy Corp.(b)	9,945	588,048
PDC Energy, Inc.(b)	27,318	1,985,473
Range Resources Corp.(a)(b)	32,917	1,000,018
Texas Pacific Land Corp.	992	1,341,293
		7,013,553
Financials — 20.18%
1st Source Corp.	20,904	966,810
Assured Guaranty Ltd.	16,876	1,074,326
Axis Capital Holdings Ltd.	29,439	1,780,176
Bank OZK	36,356	1,552,401
BOK Financial Corp.	11,532	1,083,431
Community Trust Bancorp, Inc.	12,372	509,726
Cullen/Frost Bankers, Inc.	7,636	1,056,899
Houlihan Lokey, Inc.	7,815	686,157
Live Oak Bancshares, Inc.	37,811	1,924,203
UMB Financial Corp.	12,953	1,258,513

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Financials — (continued)
Washington Trust Bancorp, Inc.	17,705	$929,513
		12,822,155
Health Care — 8.35%
Encompass Health Corp.	11,689	831,205
Envista Holdings Corp.(a)	41,392	2,016,204
LivaNova PLC(a)(b)	8,330	681,644
National Healthcare Corp.	17,801	1,250,164
SI-BONE, Inc.(a)	23,423	529,360
		5,308,577
Industrials — 20.57%
Allegiant Travel Co.(a)	4,290	696,653
Applied Industrial Technologies, Inc.	17,942	1,841,926
BWX Technologies, Inc.	23,418	1,261,293
Copa Holdings, S.A., Class A(a)	7,856	657,076
Greenbrier Companies, Inc. (The)	47,641	2,453,988
Hub Group, Inc., Class A(a)	28,702	2,216,081
Kirby Corp.(a)	45,815	3,307,385
XPO Logistics, Inc.(a)	8,815	641,732
		13,076,134
Materials — 4.01%
Ashland Global Holdings, Inc.	19,292	1,898,526
RPM International, Inc.	7,994	651,031
		2,549,557
Technology — 1.95%
Euronet Worldwide, Inc.(a)	5,306	690,576
JFrog Ltd(a)(b)	20,339	548,136
		1,238,712
Utilities — 2.70%
NorthWestern Corp.	14,169	857,083
Southwest Gas Holdings, Inc.	10,984	859,937
		1,717,020
TOTAL COMMON STOCKS (Cost $49,281,232)		58,067,431

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Put Options Purchased — 0.03%
Energy Select Sector SPDR Fund	425	$3,248,700	$60.00	June 2022	$18,700
TOTAL PUT OPTIONS PURCHASED (Cost $92,455)					18,700

Money Market Funds - 7.99%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%(c)				5,080,608	5,080,608

TOTAL MONEY MARKET FUNDS (Cost $5,080,608)					5,080,608

Total Investments — 99.38% (Cost $54,454,295)					63,166,739
Other Assets in Excess of Liabilities — 0.62%					391,232
Net Assets — 100.00%					$63,557,971

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Open Written Option Contracts
March 31, 2022 (Unaudited)

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Written Call Options (0.71)%
Civitas Resources, Inc.	(100)	$(597,100)	$65.00	July 2022	$(41,250)
Coterra Energy, Inc.	(110)	(296,670)	24.50	April 2022	(29,700)
Devon Energy Corp.	(4)	(23,652)	45.00	April 2022	(5,700)
Devon Energy Corp.	(95)	(561,735)	65.00	July 2022	(36,338)
Green Brick Partners, Inc.	(220)	(434,720)	30.00	August 2022	(3,300)
JFrog Ltd	(160)	(431,200)	40.00	June 2022	(4,000)
Livanova PLC	(80)	(654,640)	100.00	July 2022	(32,000)
Nordstrom, Inc.	(135)	(365,985)	30.00	April 2022	(2,970)
PDC Energy, Inc.	(210)	(1,526,280)	85.00	October 2022	(161,700)
Performance Food Group Co.	(130)	(661,830)	65.00	June 2022	(10,725)
Range Resources Corp.	(50)	(151,900)	30.00	January 2023	(35,125)
Range Resources Corp.	(160)	(486,080)	35.00	January 2023	(86,400)
Total Written Options (Premiums Received $499,368)					$(449,208)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 105.89%
Communications — 9.29%
Alphabet, Inc., Class A(a) (b)	380	$1,056,913
Comcast Corp., Class A(b)	7,675	359,344
Meta Platforms, Inc., Class A(a) (b)	1,630	362,447
T-Mobile US, Inc.(a) (b)	4,267	547,669
Walt Disney Co. (The)(a) (b)	3,505	480,746
		2,807,119
Consumer Discretionary — 10.10%
Aptiv PLC(a)	2,751	329,322
Home Depot, Inc. (The)(b)	1,352	404,694
Live Nation Entertainment, Inc.(a)	3,055	359,390
NVR, Inc.(a) (b)	77	343,980
O’Reilly Automotive, Inc.(a) (b)	680	465,773
Polaris Industries, Inc.	1,911	201,267
Starbucks Corp.(b)	2,792	253,988
TJX Cos., Inc. (The)(b)	8,052	487,790
VF Corp.(b)	3,634	206,629
		3,052,833
Consumer Staples — 6.19%
Dollar General Corp.(b)	2,383	530,527
Kraft Heinz Co. (The)(b)	12,102	476,698
PepsiCo, Inc.(b)	3,331	557,543
Tyson Foods, Inc., Class A	3,402	304,921
		1,869,689
Energy — 9.08%
Baker Hughes Co.(b)(c)	27,292	993,702
EQT Corp.(c)	16,105	554,173
Pioneer Natural Resources Co.(c)	2,548	637,076
Suncor Energy, Inc.	17,163	559,342
		2,744,293
Financials — 18.02%
American International Group, Inc.(c)	12,265	769,874
Arch Capital Group Ltd.(a) (b)	14,926	722,717
Bank of America Corp.	14,119	581,985
Berkshire Hathaway, Inc., Class B(a) (b)	3,773	1,331,529
Goldman Sachs Group, Inc. (The)(b)	1,544	509,675
MetLife, Inc.	9,260	650,793
SVB Financial Group(a)	728	407,280

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Financials — (continued)
Wells Fargo & Co.	9,729	$471,467
		5,445,320
Health Care — 18.93%
Abbott Laboratories(b)	3,719	440,181
AbbVie, Inc.(b)	4,907	795,473
Alnylam Pharmaceuticals, Inc.(a)	2,975	485,788
AstraZeneca PLC - ADR(b)	5,785	383,777
Boston Scientific Corp.(a) (b)	9,925	439,578
Encompass Health Corp.	5,426	385,843
Horizon Therapeutics PLC(a)	4,919	517,528
Humana, Inc.(b)	1,557	677,560
Intellia Therapeutics, Inc.(a)	1,215	88,294
Jazz Pharmaceuticals PLC(a)	1,567	243,935
Medtronic PLC(b)	5,781	641,402
Vertex Pharmaceuticals, Inc.(a) (b)	2,383	621,891
		5,721,250
Industrials — 6.97%
CSX Corp.(b)	10,455	391,540
Deere & Co.	748	310,764
JB Hunt Transport Services, Inc.	1,750	351,383
Johnson Controls International PLC(b)	8,485	556,361
Northrop Grumman Corp.(b)	1,110	496,414
		2,106,462
Materials — 3.11%
Avery Dennison Corp.(b)	1,544	268,610
Linde PLC	1,356	433,147
Teck Resources Ltd., Class B(c)	5,933	239,634
		941,391
Technology — 20.59%
Adobe, Inc.(a)(c)	1,282	584,105
Apple, Inc.	7,900	1,379,419
Cognizant Technology Solutions Corp., Class A	2,597	232,873
Microchip Technology, Inc.	4,527	340,159
Microsoft Corp.(b)	4,609	1,421,001
NVIDIA Corp.(c)	1,804	492,239
S&P Global, Inc.	967	396,644
Teradyne, Inc.	3,233	382,238

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Technology — (continued)
Twilio, Inc., Class A(a)	531	$87,514
Visa, Inc., Class A(b)	2,316	513,619
VMware, Inc., Class A	3,467	394,787
		6,224,598
Utilities — 3.61%
CenterPoint Energy, Inc.(b)	17,820	546,005
Exelon Corp.(b)	11,425	544,173
		1,090,178
TOTAL COMMON STOCKS (Cost $24,935,307)		32,003,133

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Put Options Purchased — 0.75%
ARK Innovation ETF	425	$1,988,700	$49.22	June 2022	$67,575
ARK Innovation ETF	300	2,817,325	59.22	May 2022	85,650
Energy Select Sector SPDR Fund	200	1,528,800	60.00	June 2022	8,800
SPDR S&P 500 ETF Trust	200	9,032,800	375.00	June 2022	64,500
TOTAL PUT OPTIONS PURCHASED (Cost $454,043)					226,525

Money Market Funds — 5.09%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%(d)				1,538,673	1,538,673

TOTAL MONEY MARKET FUNDS (Cost $1,538,673)					1,538,673

Total Investments — 111.73% (Cost $26,928,023)					33,768,331
Liabilities in Excess of Other Assets — (11.73)%					(3,546,405)
Net Assets — 100.00%					$30,221,926

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on March 31, 2022, was $16,714,849.

(c)	All or a portion of the security is held as collateral for written options.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Open Written Option Contracts
March 31, 2022 (Unaudited)

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Written Call Options (0.67)%
Adobe Systems, Inc.	(10)	$(455,620)	$480.00	May 2022	$(11,600)
American International Group, Inc.	(50)	(313,850)	65.00	May 2022	(9,850)
Baker Hughes Co.	(100)	(364,100)	33.00	September 2022	(58,500)
EQT Corp.	(75)	(258,075)	40.00	January 2023	(36,750)
NVIDIA Corp.	(15)	(409,290)	270.00	June 2022	(39,862)
Pioneer Natural Resources Co.	(20)	(500,060)	250.00	May 2022	(28,900)
Teck Resources Ltd.	(50)	(201,950)	50.00	January 2023	(17,625)
Total Written Options (Premiums Received $121,907)					$(203,087)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Securities Sold Short
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks – Short — (9.52%)
Communications — (0.47%)
DoorDash, Inc., Class A(a)	(1,212)	$(142,034)

Consumer Discretionary — (1.35%)
Advance Auto Parts, Inc.	(505)	(104,515)
Lowe’s Cos., Inc.	(444)	(89,772)
PulteGroup, Inc.	(2,726)	(114,219)
Texas Roadhouse, Inc.	(1,191)	(99,722)
		(408,228)
Consumer Staples — (0.61%)
Clorox Co. (The)	(610)	(84,808)
Hormel Foods Corp.	(1,924)	(99,163)
		(183,971)
Energy — (0.37%)
Halliburton Co.	(2,963)	(112,209)

Financials — (2.54%)
BlackRock, Inc.	(161)	(123,031)
Capital One Financial Corp.	(867)	(113,828)
Citigroup, Inc.	(2,328)	(124,315)
Coinbase Global, Inc., Class A(a)	(820)	(155,685)
Franklin Resources, Inc.	(3,129)	(87,362)
Morgan Stanley	(1,864)	(162,914)
		(767,135)
Health Care — (1.47%)
Insulet Corp.(a)	(430)	(114,548)
Integra LifeSciences Holdings Corp.(a)	(1,197)	(76,919)
Masimo Corp.(a)	(918)	(133,606)
STERIS PLC	(493)	(119,193)
		(444,266)
Industrials — (1.50%)
3M Co.	(981)	(146,051)
GFL Environmental, Inc.	(4,884)	(158,925)
Illinois Tool Works, Inc.	(711)	(148,884)
		(453,860)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Securities Sold Short (continued)
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks – Short — (continued)
Materials — (0.80%)
Steel Dynamics, Inc.	(1,875)	$(156,431)
Trex Co., Inc.(a)	(1,288)	(84,145)
		(240,576)
Technology — (0.41%)
Applied Materials, Inc.	(949)	(125,078)

TOTAL COMMON STOCKS — SHORT (Proceeds Received $3,055,702)		(2,877,357)

Exchange-Traded Funds — (6.77%)
iShares Russell 1000 ETF	(4,204)	(1,051,294)
iShares Russell 1000 Growth ETF	(2,517)	(698,795)
iShares Russell 1000 Value ETF	(1,789)	(296,938)
TOTAL EXCHANGE-TRADED FUNDS — SHORT (Proceeds Received $2,070,202)		(2,047,027)

TOTAL SECURITIES SOLD SHORT — (16.29)% (Proceeds Received $5,125,904)		$(4,924,384)

(a)	Non-income producing security.

ADR – American Depositary Receipt.

ETF – Exchange Traded Funds.

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 91.43%
Australia — 2.47%
Consumer Staples — 1.42%
Treasury Wine Estates Ltd.	48,300	$417,237

Health Care — 1.05%
Ansell Ltd.	16,000	306,822
Total Australia		724,059

Austria — 3.32%
Communications — 2.02%
Telekom Austria AG(a)	76,500	591,403

Materials — 1.30%
Wienerberger AG	12,600	380,488
Total Austria		971,891

Belgium — 2.38%
Financials — 2.38%
KBC Group NV	9,700	696,010
Total Belgium		696,010

Canada — 10.14%
Consumer Staples — 2.48%
Empire Co., Ltd., Class A	20,500	727,054

Energy — 2.96%
Suncor Energy, Inc.	26,500	863,635

Industrials — 1.95%
Finning International, Inc.	19,000	572,032

Materials — 2.75%
OceanaGold Corp.(a)	363,000	804,273
Total Canada		2,966,994

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Denmark — 2.09%
Industrials — 2.09%
FLSmidth & Co. A/S	23,400	$611,004
Total Denmark		611,004

France — 6.10%
Consumer Discretionary — 2.08%
Michelin (CGDE) - B Registered Shares	4,500	609,857

Energy — 2.72%
TotalEnergies SE	15,700	794,462

Industrials — 1.30%
Rexel SA	17,800	380,014
Total France		1,784,333

Germany — 7.61%
Health Care — 2.79%
Fresenius SE & Co. KGaA	22,200	815,155

Industrials — 1.46%
Duerr AG	14,500	427,830

Materials — 3.36%
Covestro AG	11,100	558,979
Fuchs Petrolub SE	15,000	426,441
		985,420
Total Germany		2,228,405

Hong Kong — 6.78%
Consumer Staples — 2.36%
WH Group Ltd.	1,100,000	690,753

Industrials — 1.97%
Johnson Electric Holdings Ltd.	420,000	578,043

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Hong Kong — (continued)
Technology — 2.45%
VTech Holdings Ltd.	98,400	$714,297
Total Hong Kong		1,983,093

Iceland — 0.99%
Industrials — 0.99%
Marel HF	49,841	290,618
Total Iceland		290,618

Indonesia — 3.03%
Materials — 3.03%
United Tractors Tbk PT	500,000	888,401
Total Indonesia		888,401

Japan — 11.28%
Consumer Discretionary — 2.26%
Honda Motor Co. Ltd.	23,300	660,539

Consumer Staples — 1.77%
Suntory Beverage & Food Ltd.	13,600	518,430

Industrials — 2.69%
Okuma Corp.	9,100	376,895
OSG Corp.	26,900	411,164
		788,059
Materials — 3.35%
Fuji Seal International, Inc.	27,200	371,938
Toray Industries, Inc.	117,000	608,424
		980,362
Technology — 1.21%
Nintendo Co. Ltd.	700	353,377
Total Japan		3,300,767

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Mexico — 4.43%
Consumer Staples — 4.43%
Gruma SAB de CV	50,000	$626,895
Kimberly-Clark de Mexico SAB de CV	475,000	669,841
		1,296,736
Total Mexico		1,296,736

Netherlands — 8.94%
Communications — 2.30%
Koninklijke KPN NV	194,000	673,217

Financials — 2.79%
ING Groep NV	78,200	816,531

Health Care — 1.92%
Koninklijke Philips NV	18,400	561,118

Industrials — 1.93%
Boskalis Westminster	15,800	565,804
Total Netherlands		2,616,670

Sweden — 4.28%
Financials — 1.99%
Svenska Handelsbanken AB, Class A	63,300	581,937

Industrials — 2.29%
Loomis AB(a)	24,600	670,854
Total Sweden		1,252,791

Switzerland — 5.41%
Consumer Discretionary — 2.84%
Cie Financiere Richemont SA	3,200	405,616
Swatch Group AG (The)	1,500	425,285
		830,901
Health Care — 2.57%
Roche Holding AG	1,900	751,758
Total Switzerland		1,582,659

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2022 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
United Kingdom — 12.17%
Communications — 3.76%
Informa PLC(a)	74,000	$579,774
WPP PLC	39,700	519,582
		1,099,356
Consumer Staples — 4.40%
Associated British Foods PLC	29,700	645,158
British American Tobacco PLC	15,300	642,539
		1,287,697
Materials — 1.47%
DS Smith PLC	102,000	428,971

Technology — 2.54%
Serco Group PLC	397,000	747,399
Total United Kingdom		3,563,423

TOTAL COMMON STOCKS (Cost $25,549,946)		26,757,854

Money Market Funds - 8.41%
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 0.13%(b)	2,462,910	2,462,910

TOTAL MONEY MARKET FUNDS (Cost $2,462,910)		2,462,910

Total Investments — 99.84% (Cost $28,012,856)		29,220,764
Other Assets in Excess of Liabilities — 0.16%		47,487
Net Assets — 100.00%		$29,268,251

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Assets and Liabilities
March 31, 2022 (Unaudited)

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Assets
Investments in securities at fair value (cost
$54,454,295, $26,928,023 and $28,012,856)	$63,166,739	$33,768,331	$29,220,764
Cash held at broker for securities sold short	—	1,641,939	—
Foreign currency (cost $—, $2,521, and $29,744)	—	2,521	29,430
Receivable for fund shares sold	48,850	100	—
Receivable for investments sold	1,025,052	—	—
Dividends receivable	50,615	10,192	59,193
Tax reclaims receivable	—	—	47,434
Total Assets	64,291,256	35,423,083	29,356,821
Liabilities
Investments in securities sold short, at fair value (proceeds received $—, $5,125,904 and $—)	—	4,924,384	—
Options written, at value (premium received
$499,368, $121,907 and $—)	449,208	203,087	—
Payable for fund shares redeemed	12,000	—	—
Due to custodian	—	34,605	—
Payable for investments purchased	198,311	—	58,976
Payable to Adviser	40,404	18,715	18,385
12b-1 fees accrued – Class A	9,120	157	178
Administration fees payable	24,242	11,229	11,031
Dividend expense payable on short positions	—	8,980	—
Total Liabilities	733,285	5,201,157	88,570
Net Assets	$63,557,971	$30,221,926	$29,268,251
Net Assets consist of:
Paid-in capital	52,864,414	22,424,462	27,274,695
Accumulated earnings	10,693,557	7,797,464	1,993,556
Net Assets	$63,557,971	$30,221,926	$29,268,251
Class A:
Net Assets	$12,792,373	$142,990	$90,551
Shares outstanding (unlimited number of shares authorized, no par value)	772,208	9,525	7,642
Net asset value, offering and redemption price per share	$16.57	$15.01	$11.85
Maximum offering price per share(a)	$17.44	$15.80	$12.47
Class I:
Net Assets	$50,765,598	$30,078,936	$29,177,700
Shares outstanding (unlimited number of shares authorized, no par value)	3,056,181	1,997,243	2,457,501
Net asset value, offering and redemption price per share	$16.61	$15.06	$11.87

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Operations
For the six months ended March 31, 2022 (Unaudited)

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Investment Income
Dividend income	$482,342	$216,517	$374,948
Foreign taxes withheld	—	(2,850)	(46,387)
Total investment income	482,342	213,667	328,561
Expenses
Investment Adviser fees	298,353	140,359	146,570
Administration fees	60,830	28,284	29,042
12b-1 fees – Class A	12,372	143	146
Dividend expense on securities sold short	—	68,684	—
Net operating expenses	371,555	237,470	175,758
Net investment income (loss)	110,787	(23,803)	152,803
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	2,635,236	412,857	799,245
Securities sold short	—	(18,394)	—
Purchased options	(182,140)	457,586	—
Written options	(93,420)	87,375	—
Foreign currency	—	37	(62,285)
Net change in unrealized appreciation (depreciation) on:
Investment securities	1,824,937	1,996,488	(1,933,165)
Securities sold short	—	(30,829)	—
Purchased options	(73,755)	(114,868)	—
Written options	63,361	(86,197)	—
Foreign currency	—	(6)	(1,117)
Net realized and change in unrealized gain (loss) on investment securities, securities sold short, options and foreign currency translations	4,174,219	2,704,049	(1,197,322)
Net increase (decrease) in net assets resulting from operations	$4,285,006	$2,680,246	$(1,044,519)

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2022	September 30,	March 31, 2022	September 30,
	(Unaudited)	2021	(Unaudited)	2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$110,787	$46,373	$(23,803)	$(31,032)
Net realized gain on investment securities, securities sold short, options and foreign currency translations	2,359,676	14,861	939,461	72,275
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, options and foreign currency translations	1,814,543	6,948,061	1,764,588	5,196,060
Net increase (decrease) in net assets resulting from operations	4,285,006	7,009,295	2,680,246	5,237,303
Distributions to Shareholders from Earnings
Class A	(91,397)	(12)	(403)	(30)
Class I	(498,403)	(10,932)	(100,642)	(19,010)
Total distributions	(589,800)	(10,944)	(101,045)	(19,040)
Capital Transactions – Class A
Proceeds from shares sold	3,770,577	8,622,601	62,962	215,426
Reinvestment of distributions	91,397	12	403	30
Amount paid for shares redeemed	(180,347)	(227,551)	(29,961)	(129,936)
Total – Class A	3,681,627	8,395,062	33,404	85,520
Capital Transactions – Class I
Proceeds from shares sold	6,574,576	36,646,713	2,690,316	23,176,177
Reinvestment of distributions	497,141	10,932	100,642	19,010
Amount paid for shares redeemed	(2,768,597)	(273,040)	(486,094)	(3,194,513)
Total – Class I	4,303,120	36,484,605	2,304,864	20,000,674
Net increase in net assets resulting from capital transactions	7,984,747	44,779,667	2,338,268	20,086,194
Total Increase in Net Assets	11,679,953	51,778,018	4,917,469	25,304,457
Net Assets
Beginning of period	$51,878,018	$100,000	$25,304,457	$—
End of period	$63,557,971	$51,878,018	$30,221,926	$25,304,457

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2022	September 30,	March 31, 2022	September 30,
	(Unaudited)	2021	(Unaudited)	2021
Share Transactions – Class A
Shares sold	227,645	564,670	4,373	17,075
Shares issued in reinvestment of distributions	5,604	1	28	3
Shares redeemed	(10,984)	(14,728)	(2,082)	(9,872)
Total – Class A	222,265	549,943	2,319	7,206
Share Transactions – Class I
Shares sold	397,890	2,799,092	188,058	2,064,705
Shares issued in reinvestment of distributions	30,406	871	6,927	1,696
Shares redeemed	(164,834)	(17,244)	(34,071)	(230,072)
Total – Class I	263,462	2,782,719	160,914	1,836,329
Net Increase in Shares Outstanding	485,727	3,332,662	163,233	1,843,535

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

	VELA International Fund
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2022	September 30,
	(Unaudited)	2021
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$152,803	$259,513
Net realized gain on investment securities, securities sold short, options and foreign currency translations	736,960	(172,214)
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, options and foreign currency translations	(1,934,282)	3,140,601
Net increase in net assets resulting from operations	(1,044,519)	3,227,900
Distributions to Shareholders from Earnings
Class A	(299)	—
Class I	(189,526)	—
Total distributions	(189,825)	—
Capital Transactions – Class A
Proceeds from shares sold	476,863	948,290
Reinvestment of distributions	298	—
Amount paid for shares redeemed	(503,417)	(833,644)
Total – Class A	(26,256)	114,646
Capital Transactions – Class I
Proceeds from shares sold	3,387,884	26,562,667
Reinvestment of distributions	188,733	—
Amount paid for shares redeemed	(416,564)	(2,536,415)
Total – Class I	3,160,053	24,026,252
Net increase in net assets resulting from capital transactions	3,133,797	24,140,898
Total Increase in Net Assets	1,899,453	27,368,798
Net Assets
Beginning of period	$27,368,798	$—
End of year	$29,268,251	$27,368,798
Share Transactions – Class A
Shares sold	37,535	75,784
Shares issued in reinvestment of distributions	25
Shares redeemed	(39,577)	(66,125)
Total – Class A	(2,017)	9,659
Share Transactions – Class I
Shares sold	270,957	2,405,698
Shares issued in reinvestment of distributions	15,470
Shares redeemed	(33,075)	(201,549)
Total – Class I	253,352	2,204,149
Net Increase in Shares Outstanding	251,335	2,213,808

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statement of Cash Flows
For the six months ended March 31, 2022 (Unaudited)

VELA
Large Cap
Plus Fund
Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$2,680,246
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized (gains) losses from investments	(412,857)
Net realized losses from securities sold short	18,394
Net realized gains from purchased option contracts	(457,586)
Net realized gains from written option contracts	(87,375)
Net realized losses from foreign currency transactions	(37)
Purchase of investment securities	(5,693,457)
Purchase of short-term investments, net	305,181
Proceeds from sales of investment securities	3,997,299
Proceeds from securities sold short	6,560,828
Cover of securities sold short	(6,553,852)
Purchase of options	(1,946,758)
Proceeds from sales of options	2,401,680
Premiums received from written options	233,623
Written options cancelled in a closing purchase transaction	(74,587)
Net change in unrealized appreciation/depreciation on investments	(1,996,488)
Net change in unrealized appreciation/depreciation on securities sold short	30,829
Net change in unrealized appreciation/depreciation on purchased option contracts	114,868
Net change in unrealized appreciation/depreciation on written option contracts	86,197
Net change in unrealized appreciation/depreciation on foreign currency transalations	6
(Increase) decrease in operating assets:
(Increase) decrease in dividends receivable	1,086
(Increase) decrease in receivable for investment securities sold	299,803
Increase (decrease) in operating liabilities:
Increase (decrease) in dividends payable on securities sold short	(4,044)
Increase (decrease) in payable for investment securities purchased	(665,390)
Increase (decrease) in payable to custodian	34,605
Increase (decrease) in payable to Adviser	(6,753)
Increase in payable for Administration fees	11,229
Increase in payable for 12b-1 fees - Class A	94
Net cash used in operating activities	(1,123,216)

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statement of Cash Flows (continued)
For the six months ended March 31, 2022 (Unaudited)

VELA
Large Cap
Plus Fund
Cash Flows from Financing Activities
Proceeds from shares sold (net of change in receivable for fund shares sold)	2,753,178
Amount paid for shares redeemed	(516,055)
Distributions paid (net of reinvestments)	(480)
Net cash used in financing activites	2,236,643
Net change in cash	1,113,427
Cash, beginning of period	—
Cash, end of period	—
Restricted cash, beginning of period	528,512
Restricted cash, end of period	1,641,939
Total cash, end of period	$1,641,939
Non-cash financing activities consisting of reinvestment of distributions	$101,045

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	March 31,		Year Ended
	2022		September 30,
	(Unaudited)		2021
Selected Per Share Data
Net asset value, beginning of period	$15.49		$10.00
Investment operations:
Net investment income (loss)	0.02		(0.02)
Net realized and unrealized gain (loss) on investments	1.22		5.51
Total from investment operations	1.24		5.49
Less distributions to shareholders from:
Net investment income	(0.02)		— (a)
Net realized gains	(0.14)		—
Total distributions	(0.16)		— (a)
Net asset value, end of period	$16.57		$15.49
Total Return(b)	7.97	% (c)	54.95%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$12,792		$8,520
Ratio of expenses to average net assets	1.45	% (d)	1.45%
Ratio of net investment income (loss) to average net assets	0.18	% (d)	(0.34)%
Portfolio turnover rate(e)	19	% (c)	18%

(a)	Amount less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	March 31,		Year Ended
	2022		September 30,
	(Unaudited)		2021
Selected Per Share Data
Net asset value, beginning of period	$15.53		$10.00
Investment operations:
Net investment income	0.04		0.03
Net realized and unrealized gain (loss) on investments	1.21		5.51
Total from investment operations	1.25		5.54
Less distributions to shareholders from:
Net investment income	(0.03)		(0.01)
Net realized gains	(0.14)		—
Total distributions	(0.17)		(0.01)
Net asset value, end of period	$16.61		$15.53
Total Return(a)	8.02	% (b)	55.39%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$50,766		$43,358
Ratio of expenses to average net assets	1.20	% (c)	1.20%
Ratio of net investment income to average net assets	0.41	% (c)	0.21%
Portfolio turnover rate(d)	19	% (b)	18%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	March 31,		Year Ended
	2022		September 30,
	(Unaudited)		2021
Selected Per Share Data
Net asset value, beginning of period	$13.70		$10.00
Investment operations:
Net investment loss	(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments	1.38		3.76
Total from investment operations	1.36		3.71
Less distributions to shareholders from:
Net investment income	—		(0.01)
Net realized gains	(0.05)		—
Total distributions	(0.05)		(0.01)
Net asset value, end of period	$15.01		$13.70
Total Return(a)	9.96	% (b)	37.13%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$143		$99
Ratio of expenses to average net assets	1.94	% (c)(d)	2.11	% (e)
Ratio of net investment loss to average net assets	(0.37	)% (c)	(0.53)%
Portfolio turnover rate(f)	28	% (b)	115%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(b)	Not annualized

(c)	Annualized

(d)	Includes dividend and interest expense of 0.49% for the period ended March 31, 2022.

(e)	Includes dividend and interest expense of 0.66% for the year ended September 30, 2021.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	March 31,		Year Ended
	2022		September 30,
	(Unaudited)		2021
Selected Per Share Data
Net asset value, beginning of period	$13.73		$10.00
Investment operations:
Net investment loss	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	1.39		3.76
Total from investment operations	1.38		3.74
Less distributions to shareholders from:
Net investment income	—		(0.01)
Net realized gains	(0.05)		—
Total distributions	(0.05)		(0.01)
Net asset value, end of period	$15.06		$13.73
Total Return(a)	10.08	% (b)	37.46%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$30,079		$25,206
Ratio of expenses to average net assets	1.69	% (c)(d)	1.86	% (e)
Ratio of net investment loss to average net assets	(0.17	)% (c)	(0.15)%
Portfolio turnover rate(f)	28	% (b)	115%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Includes dividend and interest expense of 0.49% for the period ended March 31, 2022.

(e)	Includes dividend and interest expense of 0.66% for the year ended September 30, 2021.

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	March 31,		Year Ended
	2022		September 30,
	(Unaudited)		2021
Selected Per Share Data
Net asset value, beginning of period	$12.31		$10.00
Investment operations:
Net investment income	0.04		0.17
Net realized and unrealized gain (loss) on investments	(0.46)		2.14
Total from investment operations	(0.42)		2.31
Less distributions to shareholders from:
Net investment income	(0.04)		—
Total distributions	(0.04)		—
Net asset value, end of period	$11.85		$12.31
Total Return(a)	(3.41	)% (b)	23.10%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$91		$119
Ratio of expenses to average net assets	1.45	% (c)	1.45%
Ratio of net investment income to average net assets	0.42	% (c)	2.01%
Portfolio turnover rate(d)	13	% (b)	9%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	March 31,		Year Ended
	2022		September 30,
	(Unaudited)		2021
Selected Per Share Data
Net asset value, beginning of period	$12.36		$10.00
Investment operations:
Net investment income	0.06		0.12
Net realized and unrealized gain (loss) on investments	(0.47)		2.24
Total from investment operations	(0.41)		2.36
Less distributions to shareholders from:
Net investment income	(0.08)		—
Total distributions	(0.08)		—
Net asset value, end of period	$11.87		$12.36
Total Return(a)	(3.33	)% (b)	23.60%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$29,178		$27,250
Ratio of expenses to average net assets	1.20	% (c)	1.20%
Ratio of net investment income to average net assets	1.05	% (c)	1.14%
Portfolio turnover rate(d)	13	% (b)	9%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Notes to the Financial Statements
March 31, 2022 (Unaudited)

1. ORGANIZATION

VELA Funds (the “Trust”) currently offers three series of shares, VELA Small Cap Fund (the “Small Cap Fund”), VELA Large Cap Plus Fund (the “Large Cap Plus Fund”) and VELA International Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each of the Funds is diversified, as defined in the 1940 Act. The Funds’ investment adviser is VELA Investment Management, LLC (the “Adviser”). On September 14, 2020, 10,000 shares of the Small Cap Fund - Class I were issued for cash, at $10.00 per share, to the Adviser. The investment objective of each Fund is long-term capital appreciation.

The Funds offer two classes of shares: Class A and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are considered investment companies and accordingly follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2022 (Unaudited)

on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales — The Large Cap Plus Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. As of March 31, 2022 there was $1,641,939 cash held at the broker and $16,714,849 of securities held as collateral for securities sold short.

Federal Income Taxes — Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2022, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since commencement

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2022 (Unaudited)

of operations, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses — Expenses incurred by the Trust that are not readily identifiable as belonging to a particular fund are allocated to the individual funds by or under the direction of the Board in such manner as the Board determines to be fair and equitable.

Security Transactions, Dividend and Interest Income — The Funds follow industry practice and record security transactions on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding ofthe applicable country’s tax codes and regulations. Income recognized, if any, for foreign tax reclaims is reflected as dividend income in the Statement of Operations and related receivables, if any, are reflected as tax reclaims receivable in the Statement of Assets and Liabilities.

Dividends and Distributions — Each Fund intends to distribute its net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Equity securities traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either not readily available or determined by the Adviser to not accurately reflect their value are valued at their fair value using procedures approved by the Board. Significant bid-

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2022 (Unaudited)

ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASDAQ National Market System is considered an exchange.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Mutual fund investments will be valued at the most recently calculated (current day) NAV. These securities are categorized as Level 1 securities.

Options contracts are typically traded on a securities exchange or board of trade and are valued at the mean between current bid and asked prices, therefore, are categorized as Level 2 securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

●	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 – Significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments based on the best information available)

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2022 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Small Cap Fund
Common Stocks(a)	$58,067,431	$—	$—	$58,067,431
Put Options Purchased	—	18,700	—	18,700
Money Market Funds	5,080,608	—	—	5,080,608
Total Investments	$63,148,039	$18,700	$—	$63,166,739

Liabilities
Small Cap Fund
Written Call Options	$—	$(449,208)	$—	$(449,208)
Total Investments	$—	$(449,208)	$—	$(449,208)

Assets
Large Cap Plus Fund
Common Stocks(a)	$32,003,133	$—	$—	$32,003,133
Put Options Purchased	—	226,525	—	226,525
Money Market Funds	1,538,673	—	—	1,538,673
Total Investments	$33,541,806	$226,525	$—	$33,768,331

Liabilities
Large Cap Plus Fund
Common Stocks(a)	$(2,877,357)	$—	$—	$(2,877,357)
Exchange Traded Funds	(2,047,027)	—	—	(2,047,027)
Written Call Options	—	(203,087)	—	(203,087)
Total Investments	$(4,924,384)	$(203,087)	$—	$(5,127,471)

Assets
International Fund
Common Stocks(a)	$4,263,730	$22,494,124	$—	$26,757,854
Money Market Funds	2,462,910	—	—	2,462,910
Total Investments	$6,726,640	$22,494,124	$—	$29,220,764

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2022 (Unaudited)

4. DERIVATIVE TRANSACTIONS

The Funds may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Funds may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for a Funds’ portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Funds’ unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Funds may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Funds may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions – A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. A Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2022, and the effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2022.

		Location of Derivatives on Statement of Assets and Liabilities
			Liability
	Derivatives	Asset Derivatives	Derivatives	Fair Value
	Equity Price Risk:
Small Cap Fund	Options Purchased	Investments in securities, at fair value		$18,700
	Options Written		Written options, at fair value	449,208
Large Cap Plus Fund	Options Purchased	Investments in securities, at fair value		$226,525
	Options Written		Written options, at fair value	203,087

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2022 (Unaudited)

For the six months ended March 31, 2022.

	Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivative
	Equity Risk Exposure:	Net realized gain and change in unrealized appreciation (depreciation) on investment securities
Small Cap Fund	Options Purchased		$(182,140)	$(73,755)
	Options Written		(93,420)	63,361

Large Cap Plus Fund	Options Purchased		457,586	(114,868)
	Options Written		87,375	(86,197)

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended March 31, 2022:

		Average
	Derivatives	Market Value
Small Cap Fund	Options purchased(a)	$12,771
	Options written(a)	(284,182)

Large Cap Plus Fund	Options purchased(b)	245,540
	Options written(b)	(66,983)

(a)       Average based on the five months during the period that had activity.

(b)       Average based on the six months during the period that had activity.

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), amended January 12, 2022, the Adviser manages each Fund’s investments subject to the supervision of the Board and in conformity with the stated objective and policies of each Fund. The Adviser charges a management fee and an administrative fee, which is designed to pay substantially all of the Funds expenses and to compensate the Adviser for providing services to the Funds, of 0.75% and 0.45%, respectively, of each Fund’s average daily net assets computed and accrued daily and paid monthly. For the six months ended March 31, 2022, the fees charged to the Funds were as follows:

	Advisory Fee	Payable to	Administrative	Administrative
	Earned	Adviser	Fee Earned	Fee Payable
Small Cap Fund	$298,353	$40,404	$60,830	$24,242
Large Cap Plus Fund	140,359	18,715	28,284	11,229
International Fund	146,570	18,385	29,042	11,031

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2022 (Unaudited)

Out of the administrative fee, the Adviser pays substantially all of Funds expenses, except for brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. Each fund will pay all expenses, if any, which may be incurred pursuant to the fund’s Rule 12b-1 Distribution Plan.

Prior to January 12, 2022, the adviser charged a unitary management fee which was designed to pay substantially all of the Funds expenses and to compensate the Adviser for providing services to the Funds, of 1.20% of each Fund’s average daily net assets computed and accrued daily and paid monthly.

Ultimus Fund Solutions, LLC (the “Administrator”) provides administrative, fund accounting, transfer agent and other services to the Funds under a Master Services Agreement with the Trust and the Adviser (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator is paid fees for its services and is reimbursed for certain out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides an individual to serve as the Trusts’ Chief Compliance Officer in accordance with the Compliance Services Consulting Agreement. For the performance of these services, the Adviser pays NLCS an annual fee. Additionally, the Adviser reimburses NLCS for any out-of-pocket expenses incurred for compliance services.

Certain officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Funds’ shares. The Distributor is a wholly-owned subsidiary of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act applicable to Class A Shares. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person a fee of 0.25% of the average daily net assets of each Fund’s Class A Shares in connection with the promotion and distribution of each Funds Class A Shares or the provision of personal services to shareholders, including but not limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). For the six months ended March 31, 2022, 12b-1 expenses incurred by the Funds were as follows:

		Payable for
	12b-1 fees	12b-1 fees
Small Cap Fund	$12,372	$9,120
Large Cap Plus Fund	143	157
International Fund	146	178

There were no sales commissions retained by the Distributor during the six months ended March 31, 2022.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2022 (Unaudited)

The Independent Trustees are compensated for their services to the Funds by the Adviser as part of the unitary management fee. Each Independent Trustees was paid $15,000 in fees during the six months ended March 31, 2022. In addition, the Adviser reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2022, purchases and sales of investment securities, excluding short-term investments were as follows:

				Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Small Cap Fund	$18,884,581	$11,403,948	$—	$—
Large Cap Plus Fund	5,693,457	3,997,299	6,560,828	6,553,852
International Fund	5,595,594	3,342,862	—	—

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At March 31, 2022, Roderick Dillion owned 59.67% of the Small Cap Fund, 41.96% of the Large Cap Plus Fund and 27.05% of the International Fund. As a result, Roderick Dillion may be deemed to control the Fund.

8. FEDERAL TAX INFORMATION

At March 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Tax Cost of	Unrealized	Unrealized	Net Unrealized
	Securities	Appreciation	Depreciation	Appreciation
Small Cap Fund	$53,954,927	$10,177,762	$(1,415,158)	$8,762,604
Large Cap Plus Fund	21,680,212	7,838,034	(913,386)	6,924,648
International Fund	28,012,856	3,093,200	(1,885,292)	1,207,908

The tax character of distributions paid for the fiscal year ended September 30, 2021 were as follows:

	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Distributions paid from:
Ordinary income	$10,944	$19,040	$—
Total distributions paid	$10,944	$19,040	$—

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2022 (Unaudited)

At September 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Undistributed ordinary income	$50,290	$97,930	$93,041
Undistributed long-term capital gains	—	2,991	—
Accumulated capital and other gains (losses)	—	(42,718)	(5,742)
Unrealized appreciation (depreciation) on investments	6,948,061	5,160,060	3,140,601
Total accumulated earnings	$6,998,351	$5,218,263	$3,227,900

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended September 30, 2021 the Large Cap Plus Fund deferred Qualified Late Year Ordinary losses in the amount of $42,718. The International Fund deferred $5,742 of post-October capital losses.

9. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote, however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Liquidity Risk Management Program Review (Unaudited)

VELA Funds, on behalf of the VELA Small Cap Fund, the VELA Large Cap Plus Fund, and the VELA International Fund (the “Funds”) have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Program”) (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Program is reasonably designed to assess and manage each Funds’ liquidity risk, taking into consideration, among other factors, each Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended September 30, 2021, the Funds’ Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ Program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ Program was effectively implemented.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; administrative fees; distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

Summary of Fund Expenses (Unaudited) (continued)

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value,	Value,	During	Expense
	October 1, 2021	March 31, 2022	Period(a)	Ratio
Small Cap Fund - Class A
Actual	$1,000.00	$1,079.70	$7.52	1.45%
Hypothetical(b)	$1,000.00	$1,017.70	$7.29	1.45%
Small Cap Fund - Class I
Actual	$1,000.00	$1,080.20	$6.22	1.20%
Hypothetical(b)	$1,000.00	$1,018.95	$6.04	1.20%
Large Cap Plus Fund - Class A
Actual	$1,000.00	$1,099.60	$10.14	1.94%
Hypothetical(b)	$1,000.00	$1,015.28	$9.73	1.94%
Large Cap Plus Fund - Class I
Actual	$1,000.00	$1,100.80	$8.84	1.69%
Hypothetical(b)	$1,000.00	$1,016.52	$8.49	1.69%
International Fund - Class A
Actual	$1,000.00	$ 965.90	$7.11	1.45%
Hypothetical(b)	$1,000.00	$1,017.70	$7.29	1.45%
International Fund - Class I
Actual	$1,000.00	$ 966.70	$5.88	1.20%
Hypothetical(b)	$1,000.00	$1,018.95	$6.04	1.20%

(a)	Expense are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Investment Advisory Agreement Approval (Unaudited)

DISCLOSURE REGARDING APPROVAL OF ADVISORY AGREEMENT

At a meeting held on November 18, 2021, the Board of Trustees, including a majority of the Independent Trustees, approved the amended and restated investment advisory agreement between VELA Investment Management, LLC (the “Adviser”) and VELA Funds, on behalf of the VELA Small Cap Fund, the VELA Large Cap Plus Fund and the VELA International Fund (each, a “Fund” and, collectively, the “Funds”) (the “Advisory Agreement”). In advance of the meeting, the Board requested, and the Adviser provided, certain information related to the Adviser and the terms of the proposed Advisory Agreement.

In the course of consideration of the approval of the Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the proposed Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the approval of the Advisory Agreement and reaching their conclusions with respect to the Advisory Agreement, the Board took note of relevant judicial precedent and regulations adopted by the Securities and Exchange Commission that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to each Fund; (ii) the investment performance of each Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of each Fund’s investors.

The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any compliance issues raised by the Adviser’s presentation.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Adviser to the Funds, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Board noted that the proposed services are the same as the services the Adviser currently provides to the Funds, including the caliber of the investment management and related services. The Board also noted that there were no proposed changes to the personnel providing services to the Funds. The Board discussed the Adviser’s compliance infrastructure and resources. The Board also considered the experience and knowledge of the management team and the Adviser’s management of service provider relationships.

Investment Advisory Agreement Approval (Unaudited) (Continued)

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to each Fund was satisfactory.

Performance. The Board reviewed each Fund’s total return compared to the total returns of a group of funds selected by the Adviser that employed similar investment strategies as the respective Fund (each a “peer group”) and benchmark index. The Board noted that each Fund had only a one-year performance track record.

International Fund: The Board reviewed the Fund’s total return compared to the total returns of its peer group and benchmark index (MSCI World ex USA Index). The Board considered that the performance of the Fund was in-line with its peer group for the one-year period and that the Fund underperformed its benchmark for the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Large Cap Fund: The Board reviewed the Fund’s total return compared to the total returns of its peer group, and its benchmark index (S&P 500 Index). The Board noted that the Fund outperformed all but one fund in its peer group for the one-year period and outperformed its benchmark for the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Small Cap Fund: The Board reviewed the Fund’s total return compared to the total returns of its peer group and benchmark index (S&P 600 Index). The Board considered that the performance of the Fund was above the median performance of its peer group for the one-year period and that the Fund underperformed its benchmark index for the one-year period. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Board considered the proposed fee for advisory services, the proposed fee for administrative services, and the total expenses to be paid by each Fund. The Board reviewed a report provided by the Adviser, showing the management fees and total expense ratios of each Fund’s respective peer group. The Board evaluated each Fund’s management fee and total expense ratio through the review of comparative information with respect to fees paid by the respective peer groups. In addition, the Board also considered information pertaining to the Adviser’s fee schedules for different types of managed accounts and the different levels of service expected with such accounts. Based on these considerations and other factors, the Board concluded that the proposed management fee of 0.75%, the proposed administrative fee of 0.45% and the total expense ratio of each Fund were fair and reasonable for the services to be provided under the proposed Advisory Agreement.

Profitability. The Board considered the level of profits that could be expected to accrue to the Adviser with respect to each of the Funds, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Funds. The Board noted that the Adviser did not accrue a profit during the first year of the Funds’ operation and the Adviser did not expect to accrue a profit during the second year of the Funds’ operation.

Investment Advisory Agreement Approval (Unaudited) (Continued)

With respect to the Adviser, the Board concluded that based on the services provided and the projected growth of the Funds, the management fees and anticipated profits from the Adviser’s relationship with the Funds were not excessive and not unreasonable to each Fund.

Economies of Scale. The Board considered whether the Adviser realized economies of scale with respect to its management of the Funds. The Board noted that economies of scale were not a relevant consideration at this time and the Adviser would revisit whether economies of scale exist in the future once the Funds have achieved sufficient scale.

Fall-out Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board noted that the Adviser did not anticipate any fallout benefits at this time.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and having been advised by independent legal counsel throughout the process, determined that approval of the proposed Advisory Agreement is in the best interests of the Funds and their shareholders.

Privacy Notice (Unaudited)
FACTS	WHAT DO THE VELA FUNDS (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number

●   Assets

●   Retirement Assets

●   Transaction History

●   Checking Account Information

●   Purchase History

●   Account Balances

●   Account Transactions

●   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes— Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-833-399-1001

Who we are
Who is providing this notice?	VELA Funds Ultimus Fund Solutions, LLC (Administrator) Ultimus Fund Distributors, LLC (Distributor)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

●   Open an account

●   Provide account information

●   Give us your contact information

●   Make deposits or withdrawals from your account

●   Make a wire transfer

●   Tell us where to send the money

●   Tell us who receives the money

●   Show your government-issued ID

●   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●   Affiliates from using your information to market to you

●   Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

VELA Investment Management, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Funds do not jointly market.

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PROXY VOTING

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available (1) without charge upon request by calling the Funds at (833) 399-1001 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Lawrence Funderburke
Jim Haring
Danielle Ross
Jason Job
Lisa Wesolek

OFFICERS
Jason Job, President
Lisa Wesolek, Vice President
Zachary Richmond, Treasurer
N. Lynn Bowley, Chief Compliance Officer
Jesse Hallee, Secretary

INVESTMENT ADVISER
VELA Investment Management, LLC
220 Market Street, Suite 208
New Albany, Ohio 43054

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

CUSTODIAN
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

VELA-SAR-22

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

The Schedule of Investments is included in the Annual Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VELA FUNDS

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	6/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	6/07/2022

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/03/2022